PREPAID ROYALTIES AND DEFERRED COSTS	12 Months Ended
Dec. 31, 2012
PREPAID ROYALTIES AND DEFERRED COSTS

7. PREPAID ROYALTIES AND DEFERRED COSTS

Due to weaker than expected operating performance of certain games, the Group recognized an impairment loss for prepaid royalties of RMB5.5 million, nil and RMB0.9 million (US$0.1million) for the year ended December 31, 2010, 2011, and 2012, respectively. The impairment charges of prepaid royalties and deferred cost were included in cost of services in the consolidated statements of operations and comprehensive income (loss).